Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary Of Outstanding Fuel Hedges	The following table summarizes our outstanding fuel hedges as of December 31, 2015:

Year	Gallons Hedged	Weighted Average Contract Price per Gallon
2016	27,000,000	$3.57
2017	12,000,000	2.92

Carrying Amount And fair Value of Financial Instruments
As of December 31, 2015 and 2014, our assets and liabilities that are measured at fair value on a recurring basis include the following:

	December 31, 2015
		Fair Value
	Carrying Amount	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market mutual funds	$43.0	$43.0	$43.0	$—	$—
Bonds - restricted cash and marketable securities and other assets	56.3	56.3	—	56.3	—
Interest rate swaps - other assets	16.5	16.5	—	16.5	—
Total assets	$115.8	$115.8	$43.0	$72.8	$—
Liabilities:
Fuel hedges - other accrued liabilities	$37.8	$37.8	$—	$37.8	$—
Contingent consideration - other long-term liabilities	$69.6	$69.6	$—	$—	$69.6
Total liabilities	$107.4	$107.4	$—	$37.8	$69.6

	December 31, 2014
		Fair Value
	Carrying Amount	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market mutual funds	$59.7	$59.7	$59.7	$—	$—
Bonds - restricted cash and marketable securities and other assets	56.8	56.8	—	56.8	—
Interest rate swaps - other assets	14.1	14.1	—	14.1	—
Total assets	$130.6	$130.6	$59.7	$70.9	$—
Liabilities:
Fuel hedges - other accrued liabilities	$34.4	$34.4	$—	$34.4	$—
Total liabilities	$34.4	$34.4	$—	$34.4	$—